SUMMARY OF CONSOLIDATED SUBSIDIARIES (Details)	May 31, 2026		Feb. 06, 2026	Feb. 05, 2026	Aug. 31, 2025
EvoAir International Limited (British Virgin Islands) [Member]
Ownership percentage	100.00%				100.00%
WKL Eco Earth Holdings Pte Ltd (Singapore) [Member] | EvoAir International Limited [Member]
Ownership percentage	100.00%				100.00%
WKL Eco Earth Sdn Bhd (Malaysia) [Member] | WKL Eco Earth Holdings Pte Ltd [Member]
Ownership percentage	100.00%				100.00%
WKL Green Energy Sdn Bhd (Malaysia) [Member] | WKL Eco Earth Holdings Pte Ltd [Member]
Ownership percentage	100.00%				100.00%
EvoAir Manufacturing (M) Sdn Bhd (Malaysia) [Member] | WKL Eco Earth Holdings Pte Ltd [Member]
Ownership percentage	67.50%				67.50%
WKL EcoEarth Indochina Co Ltd (Cambodia) [Member] | WKL Eco Earth Holdings Pte Ltd [Member]
Ownership percentage	55.00%				55.00%
WKL Guanzhe Green Technology Guangzhou Co Ltd (China) [Member] | WKL Eco Earth Holdings Pte Ltd [Member]
Ownership percentage	66.67%	[1]	66.67%	62.50%	62.50%	[2]
Evo Air Marketing (M) Sdn Bhd (Malaysia) [Member] | Evo Air Manufacturing (M) Sdn Bhd [Member]
Ownership percentage	100.00%				100.00%

[1]	Shareholding of WKL Guanzhe Green Technology Guangzhou Co Ltd (China) has increased from 62.5% to 66.67% on February 6, 2026.
[2]	Retroactively presented to reflect 1-for-4 reverse stock split effective on September 11, 2024.